[logo] PIONEER
       Investments(R)







                                                 December 5, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Short Term Income Fund (the "Fund")
     (File Nos. 333-114423 and 811-21558)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 19 to the Fund's registration statement on Form N-1A filed electronically with the Commission on November 25, 2014 (SEC Accession No. 0001286364-14-000009).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

                                                Very truly yours,


						/s/ Eugenio Martinez
    						----------------------
    						    Eugenio Martinez
						    Legal Product Manager

cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."